Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	Griffin Capital Essential Asset REIT, Inc.
Entity Central Index Key	0001456016
Document Type	S-4
Document Period End Date	Sep. 30, 2014
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer